Derivative Instruments - Summary of Effects of Derivative Financial Instruments on Consolidated Statements of Operations (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Gain (loss) recognized in other comprehensive income	$ 336,373	$ (1,145,252)	$ 990,149	$ (2,667,733)	$ (2,660,456)	$ 1,392,429
Gain (loss) reclassified from OCI	(155,340)	52,035	(315,893)	125,779	110,562	1,580,143
Amount of Gain or (Loss) Recognized in Income on Derivative				(195,176)	(193,922)	2,526
Interest Rate Swap
Derivative [Line Items]
Gain (loss) recognized in other comprehensive income	336,373	(110,434)	990,149	(1,477,659)	(1,298,093)	285,991
Gain (loss) reclassified from OCI	$ (155,340)	2,519	$ (315,893)	1,340	(96,042)	1,230,229
Amount of Gain or (Loss) Recognized in Income on Derivative				(305,981)	(304,727)	2,526
Interest Rate Caps
Derivative [Line Items]
Gain (loss) reclassified from OCI		49,516		124,439	206,604	349,914
Amount of Gain or (Loss) Recognized in Income on Derivative				110,805	110,805
Foreign Currency Option
Derivative [Line Items]
Gain (loss) recognized in other comprehensive income		$ (1,034,818)		$ (1,190,074)	$ (1,362,363)	$ 1,106,438